INCOME TAXES: (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the U.S. statutory income tax rate to the effective tax rate
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes, net of federal effect (as a percent)		(1.40%)	1.40%
Foreign/U.S. tax differential (as a percent)	(5.50%)	(14.80%)	(114.50%)
Goodwill (as a percent)	(0.80%)	(1.40%)	3.30%
Capital loss (as a percent)	(19.30%)
Basis Difference (as a percent)	(3.90%)
Increase (decrease) in valuation allowance (as a percent)	22.20%	(26.40%)	383.90%
Debt instruments (as a percent)		4.00%	(145.10%)
Allocation from discontinued operations/OCI (as a percent)		(3.80%)	(77.60%)
Noncontrolling interest (as a percent)	0.30%	1.10%	3.70%
Foreign tax rate increases (as a percent)	0.30%	0.20%	1.20%
Other (as a percent)	(1.00%)	(4.50%)	3.80%
Effective tax rate (as a percent)	27.30%	(12.00%)	95.10%
Taxable capital loss recognized	$ 251.9
Increase in deferred tax assets	17.8
Reversal of valuation allowances due to sale of plastic compounding business		76.5
Estimated effective tax rate excluding the benefit from reversal of valuation allowances related to sale of plastic compounding business (as a percent)		25.40%
Corporate tax loss carryforwards
Increase in worldwide valuation allowance	100.7
Allowance for doubtful account activity
Balance at the beginning of the period	81.1	140.5	92.7
Increase (decrease) as reflected in income tax expense	97.7	(59.6)	34.0
Other	3.0	0.2	13.8
Balance at the end of the period	181.8	81.1	140.5
Undistributed foreign earnings	843.2
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits, which excludes interest and penalties
Unrecognized tax benefits, balance at the beginning of the period	25.5	39.1	40.9
Increases in tax positions for prior years	1.6	1.4	0.9
Decreases in tax positions for prior years	(0.1)	(1.9)	(1.7)
Increases in tax positions for the current year	6.3	1.3	0.8
Decreases due to settlements with taxing authorities	(1.2)	(9.8)	(0.5)
Lapse in statute of limitations	(1.7)	(3.0)	(1.9)
Foreign exchange	(0.3)	(1.6)	0.6
Unrecognized tax benefits, balance at the end of the period	30.1	25.5	39.1
Accrued interest and penalties	8.0	8.6	7.9
Reduction in both liabilities and deferred tax assets due to losses that can be carried back or forward	14.6	11.4	19.3
Unrecognized tax benefits recorded on a net basis	15.5	14.1	19.8
Reversal of interest and penalties	0.5
Reversal of accrued interest and penalties		1.1	0.9
Unrecognized tax benefits, which if recognized would impact the effective tax rate	15.5	14.1	19.8
Unrecognized tax benefits, which if recognized would result in adjustments to deferred taxes	14.6	11.4	19.3
Reasonably possible cost on resolution of audits, maximum	4.0
Reasonably possible benefit on resolution of audits, maximum	2.1
U.S. federal and foreign
Corporate tax loss carryforwards
Corporate tax loss carryforwards	447.6
Corporate tax loss carryforwards that expire through 2016	14.3
Corporate tax loss carryforwards that expire through 2031	345.9
Corporate tax loss carryforwards having no current expiration date	87.4
State and local
Corporate tax loss carryforwards
Corporate tax loss carryforwards that expire through 2021	7.2
Corporate tax loss carryforwards that expire through 2026	64.7
Corporate tax loss carryforwards that expire through 2032	209.0
Federal | Capital loss carryforwards
Corporate tax loss carryforwards
Capital loss carryforwards that expire through 2016	15.0
State | Capital loss carryforwards
Corporate tax loss carryforwards
Capital loss carryforwards that expire through 2016	$ 73.6